Employee benefits - Additional information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense
Defined contribution retirement plan	₺ 220,614	₺ 124,826	₺ 142,681
Expense from share-based payments	₺ 1,226,363	₺ 1,817,575